Discontinued Operations - Additional Information (Detail) (Subsequent Event, USD $)	1 Months Ended
Jul. 19, 2013
Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash proceeds from sale of dicountinued operations	$ 1,100,000
Discontinued operations, net carrying value of liabilities net of goodwill	435,000
Net gain from sale of discontinued operations	$ 1,500,000